INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
Schedule of inventories [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019

Raw materials	$975,270	$841,978	$393,034